CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2023
CONVERTIBLE NOTES
CONVERTIBLE NOTES

15.CONVERTIBLE NOTES

US$50 Million Convertible Notes with Mitsui, Pallinghurst and Investissement Québec

	Host (amortized cost)	Derivative (FVTPL)	Deferred amount	Total
	$	$	$	$
Issuance [1]	48,703	20,453	(2,773)	66,383
Interest accretion	732	—	—	732
Fair value adjustment	—	(11,199)	—	(11,199)
Amortization	—	—	140	140
Foreign exchange	382	127	(21)	488
Balance as of December 31, 2022	49,817	9,381	(2,654)	56,544
Interest accretion	5,082	—	—	5,082
Fair value adjustment	—	(8,049)	—	(8,049)
Amortization [2]	—	—	1,453	1,453
Foreign exchange	(1,275)	(163)	32	(1,406)
Balance as of December 31, 2023	53,624	1,169	(1,169)	53,624

[1]Transaction costs of $821 (US$608) have been allocated to the host instrument and reduced from the net proceeds allocated to this component.

[2]The amortization for the year ended December 31, 2023 includes an additional amount of $809 to prevent the net amount of the Derivative and the Deferred amount components from representing a negative amount.

On November 8, 2022, the Company completed a private placement of unsecured convertible notes (the “Notes”) for aggregate gross proceeds of $67.2 million (US$50 million). The Notes are denominated in U.S. Dollars with a term of 36 months and carry a quarterly coupon interest payment of the greater of the 3-month CME Term SOFR plus 4% and 6%.

Subsequently and effective January 1, 2023, the Notes contracts were amended by:

-	Removing the interest capitalization provisions, such that accrued interest will be deemed paid in full in shares each quarter following the Exchange’s approval; and
-	Increasing the interest rate to the greater of (a) the 3-month CME Term SOFR plus 5% and (b) 7%.

The Notes include the following material conversion and settlement options available to the holders and the Company:

-

General conversion option: The holder of a Note, at any time before maturity, can convert the outstanding principal amount into units for US$5/unit. Each unit comprises one common share of the Company and one share warrant. The share warrant can be used to subscribe one common share of the Company at an exercise price of US$5.70/share for a period of 24 months from the date of conversion of the Note.

-

Repurchase option: The Company has, at its sole discretion, an option to repay the Notes at the Repurchase Amount (as defined in the subscription agreement) at the earlier of (i) December 31, 2023; or (ii) the date of a final investment decision (FID) as defined in the subscription agreement. Depending on the circumstances, the repurchase amount is affected by the remaining time to maturity and the cumulative interests paid to date to the Holders.

-

Interest repayment option: Quarterly, the Company has an option to pay the interest due in (i) cash; or (ii) in Common Shares subject to TSXV’s approval, by delivering share certificates to the Holders upon maturity, conversion or redemption at a U.S. Dollar equivalent of the Company’s Market Price as defined in TSXV rules, determined at the quarter end on which such interest became payable.

-	The Notes also include redemption mechanisms in favor of the holders in the event of a change of control or an event of default.

The Notes represent a hybrid financial instrument with multiple embedded derivatives requiring separation. The debt host portion (the “Host”) of the instrument is classified at amortized cost, whereas the aggregate conversion and prepayment options (the “Embedded Derivatives”) are classified at fair value through profit and loss (FVTPL).

The fair value of the Notes at inception was estimated at $77.7 million (US$57.8 million) and determined using a valuation model which required the use of significant unobservable inputs. The Company identified a difference between the transaction price and the fair value of $10.5 million (US$7.8 million). The difference has been allocated on a pro-rata basis to the Host and the Embedded Derivatives based on their relative estimated fair values. The portion allocated to the Host has been integrated in its initial carrying amount. The Company believes that time value is an important factor in the estimation of the Embedded Derivatives’ fair value. Therefore, the unrecognized deferred amount attributed thereto is recognized on a straight-line basis in the statement of loss and comprehensive loss over the estimated life of the combined conversion option and underlying warrants.

For the year ended December 31, 2023, the interest coupon totalled an aggregate amount of $6,863 (US$5,084) ($829 (US$612) for the year ended December 31, 2022) and the Company elected to pay the interest coupon with 1,634,827 common shares which will be issued at maturity or conversion of the Notes. The common shares to be issued are recorded as other reserves in the consolidated statements of changes in equity.

Below is a sensibility analysis on inputs impacting the fair value revaluation of the derivative.

		Reasonably	Sensitivity [1]		Reasonably	Sensitivity [1]
	December 31, 2022	possible change	US$ (Derivative liability)	December 31, 2023	possible change	US$ (Derivative liability)
Observable inputs
Share price	US$3.82	+/- 10%	+3.6M/-1.9M	US$2.61	+/- 10%	+0.4M/-0.3M
Foreign Exchange rate	1.35	+/- 5%	+/- 0.5M	1.32	+/-5%	+/-0.1M
Unobservable inputs
Expected volatility	50%	+/- 10% (absolute)	+3.2M/-1.7M	48%	+/- 10%	+0.1/-0.3M
Credit spread	9%	+/- 1% (absolute)	+/- 0.3M	5%	+/-5%	+/-0.03M

[1]Holding all other variables constant.